CONSOLIDATED BALANCE SHEETS (Unaudited (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accounts payable due to related parties	$ 433	$ 412
Common Stock, Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	2,036,935	2,036,935
Common Stock, Shares Outstanding	2,036,935	2,036,935